Fair Value Of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value of Financial Instruments [Abstract]
Convertible debt fair value disclosures	$ 69,000
Fair value measurement with unobservable inputs reconciliation recurring basis liability gain/ (loss) included in earnings	$ 4,064	$ 0